Basis of presentation and basis of consolidation	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Presentation And Basis Of Consolidation [Abstract]
Basis of presentation and basis of consolidation

3.    Basis of presentation and basis of consolidation

3.1 Basis of presentation

These consolidated financial statements have been issued in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and interpretations issued by the International Financial Reporting Interpretations Committee (collectively “IFRS”).

The consolidated financial statements have been authorized for issuance on April 30, 2018.

All accounting policies and measurement bases with effect on the consolidated financial statements were applied in their preparation.

The consolidated financial statements were prepared on a historical cost basis, with the exceptions disclosed in the notes to the consolidated financial statements, where applicable, and in those situations where IFRS requires that financial assets and financial liabilities are valued at fair value.

3.2 International financial reporting standards

Application of new accounting standards

a)    Standards, interpretations and amendments effective from January 1, 2017, applied by the Company in the preparation of these consolidated financial statements:

•	IAS 12 (Amendment) ‘Recognition for Deferred Tax for Unrealized Losses’. This amendment is mandatory for annual periods beginning on or after January 1, 2017, earlier application is permitted.
•	IAS 7 (Amendment) ‘Disclosure Initiative’. This amendment is mandatory for annual periods beginning on or after January 1, 2017, earlier application is permitted.
•	Annual improvements cycle to IFRS 2014-2016, beginning on or after January 1, 2017.

The applications of these amendments have not had any material impact on these consolidated financial statements.

b)    Standards, interpretations and amendments that will be effective for periods beginning on or after January 1, 2018:

•	IFRS 9 ‘Financial Instruments’. This Standard will be effective from January 1, 2018, earlier applications is permitted.
•	IFRS 15 ‘Revenue from Contracts with Customers’. IFRS 15 is applicable for annual periods beginning on or after January 1, 2018, earlier application is permitted.
•	IFRS 16 ‘Leases’. This Standard is applicable for annual periods beginning on or after January 1, 2019, earlier application is permitted, but conditioned to the application of IFRS 15.
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IFRS 15 (Amendment) ‘Clarifications to IFRS 15 Revenue from Contracts with Customers’. This amendment is mandatory for annual periods beginning on or after January 1, 2018, earlier application is permitted.

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IFRS 2 (Amendment) ‘Classification and Measurement of Share-based Payment Transactions’. This amendment is mandatory for annual periods beginning on or after January 1, 2018, earlier application is permitted.

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IFRS 4 (Amendment). Applying IFRS 9 ‘Financial Instruments’ with IFRS 4 ‘Insurance Contracts’. This amendment is mandatory for annual periods beginning on or after January 1, 2018, earlier application is permitted.

•	IFRIC Interpretation 22 ‘Foreign Currency Transactions and Advance Consideration’, mandatory for annual periods beginning on or after January 1, 2018, earlier application is permitted.
•	IFRIC Interpretation 23 ‘Uncertainty over Income Tax Treatments’, mandatory for annual periods beginning on or after January 1, 2019, earlier application is permitted.
•	IAS 19 (Amendment) ‘Plan Amendment, Curtailment or Settlement’ This amendment is mandatory for annual periods beginning on or after January 1, 2019, earlier application is permitted
•	IAS 40 (Amendment) ‘Transfers of Investments Property’. This amendment is mandatory for annual periods beginning on or after January 1, 2018, earlier application is permitted.
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IFRS 10 and IAS 28 (Amendments) ‘Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.’ These changes will be applicable to accounting periods beginning on the effective date, still to be determined, although early adoption is allowed.

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IFRS 17 ‘Insurance Contracts’. This Standard is applicable for annual periods beginning on or after January 1, 2021, with early adoption permitted if both IFRS 15 ‘Revenues from contracts with Customers’ and IFRS 9 ‘Financial Instruments’ have also been applied.

•	Annual improvements cycle to IFRS 2014-2016, beginning on or after January 1, 2018.
•	Annual improvements cycle to IFRS 2015-2017, beginning on or after January 1, 2019.

Except as set out further below, the Company does not anticipate any significant impact on the consolidated financial statements derived from the application of the new standards and amendments that will be effective for annual periods beginning on or after January 1, 2018, although it is currently still in process of evaluating such application.

Adoption of IFRS 9 – Financial Instruments

IFRS 9 addresses the classification, measurement and recognition of financial assets and financial liabilities, introduces a new impairment model for financial assets, as well as new rules for hedge accounting. The standard replaces the existing standard, IAS 39 – Financial Instruments: Recognition and Measurement, in its entirety. Ferroglobe will adopt IFRS 9 for the financial reporting period beginning January 1, 2018.

Classification and measurement: IFRS 9 establishes a principle-based approach for classification of financial assets based on the cash flow characteristics of the asset and the business model in which an asset is held. The Company anticipates no significant changes in the classification of financial assets under this model.

Derecognition of financial liabilities: IFRS 9 sets out that when the terms of a financial liability are modified without this resulting in derecognition, a gain or loss should be recognized. This modification gain or loss is equal to the difference between the present value of the cash flows under the original and modified terms discounted at the original effective interest rate. Previously, under IAS 39, this gain or loss was amortized over the life of the modified financial liability through the effective interest rate. At January 1, 2018, Ferroglobe has no outstanding financial liabilities that had previously been modified and therefore there is no impact to the Company’s statement of financial position upon adoption of IFRS 9. The accounting for any future modifications would follow IFRS 9.

Impairment: IFRS 9 introduces a forward-looking expected credit loss model that may result in earlier recognition of credit losses than the incurred loss model of IAS 39. Given the short-term nature of the majority of Ferroglobe’s financial assets, the low level of credit losses and the Company’s active management of credit risk, the Company does not expect a significant impact on adoption of IFRS 9.

Hedge accounting: IFRS 9 has simplified hedge accounting requirements and more closely aligned them to an entity’s risk management strategy. Upon adoption of IFRS 9, Ferroglobe’s existing hedge relationship will continue to qualify as an effective cash flow hedge and there will be no impact of the standard on the Company’s statement of financial position at January 1, 2018. IFRS 9 has also clarified that when measuring ineffectiveness in a hedging relationship, currency basis is an item that that is present in certain derivatives, such as Ferroglobe’s cross currency swap (see Note 19), but not in the hedged item. This difference may result in increased ineffectiveness and volatility in Ferroglobe’s profit or loss in the future, but the impact of this is not expected to be material.

Adoption of IFRS 15 – Revenue from Contracts with Customers

IFRS 15 provides a single model of accounting for revenue arising from contracts with customers, focusing on the identification and satisfaction of performance obligations. The standard replaces all existing revenue standards and interpretations in IFRS. Ferroglobe will adopt IFRS 15 for the financial reporting period beginning January 1, 2018.

Under IFRS 15, revenue from contracts with customers is recognized when or as the Company satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when the customer obtains control of that good or service. The transfer of control of silicon metal, silicon-based specialty alloys, ferroalloys and other items sold by the Company usually coincides with title passing to the customer and as guided by the Incoterms. The Company principally satisfies its performance obligations at a point in time and the amounts of revenue recognized relating to performance obligations satisfied over time are not significant. The accounting for revenue under IFRS 15 does not, therefore, represent a substantive change from the Company’s current practice for recognizing revenue from sales to customers. Ferroglobe has concluded that IFRS 15 will not have a material quantitative impact on the financial results of the Company for the forthcoming financial period. The standard also has no material effect on the Company’s net assets as at 1 January 2018 and so no transition adjustment will be presented. Due to new disclosures required by IFRS 15, Ferroglobe expects to provide more detailed disclosure of revenue from contracts with customers in its financial statements for the year ended December 31, 2018. This includes disclosure of revenue disaggregated into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

3.3 Currency

The Parent’s functional currency is the Euro. The functional currencies of subsidiaries are determined by the primary economic environment in which each subsidiary operates.

The reporting currency of the Company is U.S. Dollars and as such the accompanying results and financial position have been translated pursuant to the provisions indicated in IAS 21.

All differences arising from the aforementioned translation are recognized in equity under “Translation differences”.

Upon the disposal of a foreign operation, the translation differences relating to that operation deferred as a separate component of consolidated equity are recognized in the consolidated income statement when the gain or loss on disposal is recognized.

3.4 Responsibility for the information and use of estimates

The information in these consolidated financial statements is the responsibility of Ferroglobe’s management.

Certain assumptions and estimates were made by management in the preparation of these consolidated financial statements, including:

•	The impairment losses on certain assets, including property, plant and equipment and goodwill.
•	The useful life of property, plant and equipment and intangible assets.
•	The fair value of certain unquoted financial assets.
•	The assumptions used in the actuarial calculation of pension liabilities.
•	The discount rate used to calculate the present value of certain collection rights and payment obligations.
•	Provisions for contingencies and environmental liabilities.
•	The calculation of income tax and of deferred tax assets and liabilities.

The Company based its estimates and judgments on historical experience, known or expected trends and other factors that are believed to be reasonable under the circumstances. Actual results may differ materially from these estimates. Changes in accounting estimates are applied in accordance with IAS 8.

At the date of preparation of these consolidated financial statements no events had taken place that might constitute a significant source of uncertainty regarding the accounting effect that such events might have in future reporting periods.

3.5 Basis of consolidation

The financial statements of the subsidiaries are fully consolidated with those of the Parent. Accordingly, all balances and effects of the transactions between consolidated companies are eliminated in consolidation.

Non-controlling interests are presented in “Equity – Non-controlling interests” in the consolidated statement of financial position, separately from the consolidated equity attributable to the Parent. The share of non-controlling interests in the profit or loss for the year is presented under “Loss attributable to non-controlling interests” in the consolidated income statement.

When necessary, adjustments are made to the financial statements of subsidiaries to align the accounting policies used to the accounting policies of the Company.